Disclosure of detailed information about remeasurement of other long term employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Actuarial (gains)/losses arising from changes in demographic assumptions	$ 1,172	$ 0
Actuarial (gains)/losses arising from changes in financial assumptions	6,761	2,712
Actuarial gains arising from experience adjustments	(120)	(160)
Components recognized in statements of comprehensive income	7,813	2,552
Total other employee future benefit cost	$ 13,994	$ 8,498